Earnings (Losses) Per Common Share - Schedule of Basic and Diluted Losses Per Common Share (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to ATA Creativity Global	¥ (47,892,909)	$ (6,943,819)	¥ (33,649,593)	¥ (92,198,032)
Redeemable non-controlling interest redemption value accretion | ¥			(2,283,089)	(6,184,572)
Net loss available to common shareholders | ¥	¥ (47,892,909)		¥ (35,932,682)	¥ (98,382,604)
Denominator for basic loss per share:
Weighted average common shares outstanding | shares	62,753,840	62,753,840	62,748,095	62,660,037
Denominator for diluted loss per share | shares	62,753,840	62,753,840	62,748,095	62,660,037
Basic loss per common share attributable to ATA Creativity Global | (per share)	¥ (0.76)	$ (0.11)	¥ (0.57)	¥ (1.57)
Diluted loss per common share attributable to ATA Creativity Global | (per share)	¥ (0.76)	$ (0.11)	¥ (0.57)	¥ (1.57)